Application of new and revised international financial reporting standards	12 Months Ended
Dec. 31, 2025
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
3.
Application of new and revised International Financial Reporting Standards
3.1.
Application of new standards and amendments to existing standards

The accounting policies adopted in the preparation of the consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2024, except for the adoption of new standards and amendments effective as of January 1, 2025. The Group has not early adopted any standard or amendment that has been issued but is not yet effective.

New amendments to existing standards applied for the first time:

Standards/Amendments	Effective date
Amendments to IAS 21 - The Effects of Changes in Foreign Exchange Rates	January 1, 2025

On August 15, 2023, the IASB issued the amendment ‘Lack of Exchangeability’ to IAS 21. The amendments clarify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking, as well as require the disclosure of information that enables users of financial statements to understand the impact of a currency not being exchangeable.

The amendments on standards had no effect on the consolidated financial statements of the Group.

3.2.
Assessment of potential impact of future standards and amendments to existing standards

The following standards and amendments to existing standards have been issued by the IASB, but were not yet mandatory for the year ended December 31, 2025:

Standards/Amendments	Effective date	Potential effects expected on Immatics consolidated financial statements
Amendments to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments	January 1, 2026	No
Amendments to IFRS 9 and IFRS 7 - Contracts Referencing Nature-dependent Electricity	January 1, 2026	No
Annual Improvements to IFRS Accounting Standards – Volume 11	January 1, 2026	No
IFRS 18 replaces IAS 1 - Presentation and Disclosure in Financial Statements	January 1, 2027	Yes
IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027	No
Amendment to IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027	No
Amendments to IAS 21 'The Effects of Changes in Foreign Exchange Rates'	January 1, 2027	No

In April 2024, IFRS 18, “Presentation and Disclosure in Financial Statements” was issued to achieve comparability of the financial performance of similar entities. The standard, which replaces IAS 1 “Presentation of Financial Statements”, impacts the presentation of primary financial statements and notes, including the statement of earnings where companies will be required to present separate categories of income and expense for operating, investing, and financing activities with prescribed subtotals for each new category. The standard will also require management-defined performance measures to be explained and included in a separate note within the consolidated financial statements.

The standard is effective for annual reporting periods beginning on or after January 1, 2027, including interim financial statements, and requires retrospective application. The Company is currently assessing the impact of the new standard. We anticipate that the implementation will influence the level of detail in the Consolidated Statement of Profit or Loss and related notes, particularly through enhanced requirements for how expense items are aggregated, classified and presented.